                          CENTENNIAL TAX EXEMPT TRUST
                   Supplement dated November 6, 2003 to the
                       Prospectus dated August 22, 2003

The Prospectus is changed as follows:

1. The  following  paragraph  replaces  the  paragraph  captioned:  "Portfolio
Managers." on page 10 of the prospectus:

Portfolio Managers. The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trusts'
      portfolios.  The portfolio managers of Centennial Money Market Trust and Centennial Government Trust are Carol E. Wolf and Barry D. Weiss.
      The portfolio manager of Centennial Tax Exempt Trust is Carol E. Wolf.
      Ms. Wolf has had this responsibility since November 1988 for Centennial
      Government Trust, October 1990 for Centennial Money Market Trust and
      November 2003 for Centennial Tax Exempt Trust and Mr. Weiss, since
      August 2001. Each is an officer of Centennial Money Market Trust and
      Centennial Government Trust and Ms. Wolf is an officer of Centennial
      Tax Exempt Trust.  Ms. Wolf is a Senior Vice President and Mr. Weiss is
      a Vice President of the Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager as Senior Credit
      Analyst in February, 2000, Mr. Weiss was an Associate Director, Fitch
      IBCA Inc. (April 1998 - February 2000).

November 6, 2003                                      PS0160.009

                          CENTENNIAL TAX EXEMPT TRUST
                Supplement dated November 6, 2003 to the
       Statement of Additional Information dated August 22, 2003

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Trustees and Officers of the Fund." On page 15 is deleted and replaced as follows:

      Messrs. Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
      Bechtolt, Feld, Ives and Wolf respectively hold the same offices with one or more of the other Board II Funds as with the Fund.

2.    The first paragraph on page 21 is deleted and replaced as
      follows:

      The address of the Officers in the chart below is as follows: for
      Messrs. Molleur and Zack and Ms. Feld, Two World Financial
      Center, 225 Liberty Street - 11th Floor, New York, NY 10080, for
      Messrs. Vottiero and Wixted and Mses. Bechtolt, Ives and Wolf,
      6803 S. Tucson Way, Centennial, CO 80112-3924.

3.    The biography of Michael A. Carbuto on Page 21 is deleted and the biography of Carol E. Wolf is added:

       ----------------------------------------------------------------------------
       Carol E. Wolf,        Senior Vice President (since June 2000) of
       Vice President and    OppenheimerFunds, Inc.; an officer of 9 portfolios
       Portfolio Manager     in the OppenheimerFunds complex; formerly Vice
       since 2003            President of OppenheimerFunds, Inc. (June 1990 -
       Age:  51              June 2000).
       ----------------------------------------------------------------------------

November 6, 2003                                                 PX0160.006